[CITCO-QUAKER LETTERHEAD]

                                November 3, 2004

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   The Quaker Investment Trust (the "Fund")
            SEC File Nos. 033-38071, 811-06260
            Rule 497(j) filing

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 32/30 (the "Post Effective Amendment") to the Registration Statement of the Fund. The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on October 28, 2004.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                        Very truly yours,


                                        /s/ John Lukan
                                        --------------
                                        John Lukan
                                        President